Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net [Abstract]
Depreciation expense	$ 582,643	$ 515,982	$ 376,388
Disposed of fixed assets	116,748	52,988
Proceeds from disposal of property and equipment	47,451	28,083
Disposal loss	$ (69,297)	$ (24,905)	$ (648)